RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS AND BALANCES

24. RELATED PARTY TRANSACTIONS AND BALANCES

The9 Computer, Shanghai IT and 9Webzen Limited (Shanghai) (“9Webzen Shanghai”), a subsidiary of a 30% equity investment of the Group which were fully impaired in 2008, had entered into a series of agreements in connection with operating a game in China and providing services to customers jointly. The9 computer and Shanghai IT share revenue from 9Webzen Shanghai according to the jointly services agreements. The share revenue from 9Webzen Shanghai amounted to RMB0.5 million, nil and nil for the years ended December 31, 2009, 2010 and 2011, respectively.

The amounts due from 9Webzen Shanghai amounted to RMB1.3 million as of December 31, 2010. Due to long outstanding and uncertainty on the recoverability for the amount due from 9Webzen Shanghai, the Group has stopped to recognize revenue pursuant to the agreements with 9Webzen Shanghai in 2010. The amount due from 9Webzen Shanghai of RMB1.3 million was fully provided for as of December 31, 2010.